Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Templeton Variable Insurance Products Trust
Entity Central Index Key	0000837274
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Allocation VIP Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Allocation VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$59	0.56%
[1],[2]
Expenses Paid, Amount	$ 59	[1]
Expense Ratio, Percent	0.56%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 1 shares of Franklin Allocation VIP Fund returned 9.33%. The Fund compares its performance to the S&P 500 Index, the Bloomberg U.S. Aggregate Index, the MSCI World ex-U.S. Index-NR and the Linked Allocation VIP Fund Benchmark† which returned 25.02%, 1.25%, 4.70% and 11.09%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Franklin U.S. Core Equity Strategy helped offset underperformance in the U.S. equity sleeve. The strategy benefited from its growth bias, driven in part by high exposure to the momentum and quality factors, which performed well, helping the strategy beat the S&P 500 Index.

↑
Cross-asset allocation contributed on a relative basis, driven by the portfolio’s overweight exposure to equities, which outperformed fixed income during the period. An overweight allocation to U.S. stocks also added value, as the U.S. market broadly outperformed other developed markets.

Top detractors from performance:
↓
Selection in the U.S. equity sleeve was a key driver of relative underperformance, driven in part by the ClearBridge Large Cap Growth Strategy, which trailed its growth benchmark as the “Magnificent Seven” stocks—many of which are underweight in the strategy relative to the index—led markets higher.

↓	Templeton Foreign Strategy, the only equity strategy to post a negative return, weighed on relative results due to stock selection within the strategy.
↓
Within fixed income, the Brandywine Global Opportunity Bond Fund posted the weakest absolute return of all holdings. The U.S. dollar’s strength was a headwind, as currency and interest rates exposure weighed on returns.

Use of derivatives and the impact on performance:
The Fund utilized future contracts, predominately for the S&P 500 Index and 10-year U.S. Treasury bonds, to implement tactical views regarding equity vs. fixed income markets. The sleeve was a substantial contributor during the period, given a relative overweight to equities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 1	9.33	5.83	5.63
Russell 3000 Index	23.81	13.86	12.54
S&P 500 Index	25.02	14.52	13.10
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
MSCI World ex-U.S. Index-NR	4.70	5.10	5.26
Linked Allocation VIP Fund Benchmark†	11.09	6.84	7.59
[3]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 552,882,562
Holdings Count | $ / shares	1,089	[4]
Advisory Fees Paid, Amount	$ 3,013,238
Investment Company Portfolio Turnover	53.38%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$552,882,562
Total Number of Portfolio Holdings*	1,089
Total Management Fee Paid	$3,013,238
Portfolio Turnover Rate	53.38%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Allocation VIP Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Allocation VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$85	0.81%
[5],[6]
Expenses Paid, Amount	$ 85	[5]
Expense Ratio, Percent	0.81%	[5]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 2 shares of Franklin Allocation VIP Fund returned 9.15%. The Fund compares its performance to the S&P 500 Index, the Bloomberg U.S. Aggregate Index, the MSCI World ex-U.S. Index-NR and the Linked Allocation VIP Fund Benchmark† which returned 25.02%, 1.25%, 4.70% and 11.09%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Franklin U.S. Core Equity Strategy helped offset underperformance in the U.S. equity sleeve. The strategy benefited from its growth bias, driven in part by high exposure to the momentum and quality factors, which performed well, helping the strategy beat the S&P 500 Index.

↑
Cross-asset allocation contributed on a relative basis, driven by the portfolio’s overweight exposure to equities, which outperformed fixed income during the period. An overweight allocation to U.S. stocks also added value, as the U.S. market broadly outperformed other developed markets.

Top detractors from performance:
↓
Selection in the U.S. equity sleeve was a key driver of relative underperformance, driven in part by the ClearBridge Large Cap Growth Strategy, which trailed its growth benchmark as the “Magnificent Seven” stocks—many of which are underweight in the strategy relative to the index—led markets higher.

↓	Templeton Foreign Strategy, the only equity strategy to post a negative return, weighed on relative results due to stock selection within the strategy.
↓
Within fixed income, the Brandywine Global Opportunity Bond Fund posted the weakest absolute return of all holdings. The U.S. dollar’s strength was a headwind, as currency and interest rates exposure weighed on returns.

Use of derivatives and the impact on performance:
The Fund utilized future contracts, predominately for the S&P 500 Index and 10-year U.S. Treasury bonds, to implement tactical views regarding equity vs. fixed income markets. The sleeve was a substantial contributor during the period, given a relative overweight to equities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 2	9.15	5.57	5.38
Russell 3000 Index	23.81	13.86	12.54
S&P 500 Index	25.02	14.52	13.10
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
MSCI World ex-U.S. Index-NR	4.70	5.10	5.26
Linked Allocation VIP Fund Benchmark†	11.09	6.84	7.59
[7]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 552,882,562
Holdings Count | $ / shares	1,089	[8]
Advisory Fees Paid, Amount	$ 3,013,238
Investment Company Portfolio Turnover	53.38%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$552,882,562
Total Number of Portfolio Holdings*	1,089
Total Management Fee Paid	$3,013,238
Portfolio Turnover Rate	53.38%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Allocation VIP Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Allocation VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$95	0.91%
[9],[10]
Expenses Paid, Amount	$ 95	[9]
Expense Ratio, Percent	0.91%	[9]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 4 shares of Franklin Allocation VIP Fund returned 8.89%. The Fund compares its performance to the S&P 500 Index, the Bloomberg U.S. Aggregate Index, the MSCI World ex-U.S. Index-NR and the Linked Allocation VIP Fund Benchmark† which returned 25.02%, 1.25%, 4.70% and 11.09%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Franklin U.S. Core Equity Strategy helped offset underperformance in the U.S. equity sleeve. The strategy benefited from its growth bias, driven in part by high exposure to the momentum and quality factors, which performed well, helping the strategy beat the S&P 500 Index.

↑
Cross-asset allocation contributed on a relative basis, driven by the portfolio’s overweight exposure to equities, which outperformed fixed income during the period. An overweight allocation to U.S. stocks also added value, as the U.S. market broadly outperformed other developed markets.

Top detractors from performance:
↓
Selection in the U.S. equity sleeve was a key driver of relative underperformance, driven in part by the ClearBridge Large Cap Growth Strategy, which trailed its growth benchmark as the “Magnificent Seven” stocks—many of which are underweight in the strategy relative to the index—led markets higher.

↓	Templeton Foreign Strategy, the only equity strategy to post a negative return, weighed on relative results due to stock selection within the strategy.
↓
Within fixed income, the Brandywine Global Opportunity Bond Fund posted the weakest absolute return of all holdings. The U.S. dollar’s strength was a headwind, as currency and interest rates exposure weighed on returns.

Use of derivatives and the impact on performance:
The Fund utilized future contracts, predominately for the S&P 500 Index and 10-year U.S. Treasury bonds, to implement tactical views regarding equity vs. fixed income markets. The sleeve was a substantial contributor during the period, given a relative overweight to equities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 4	8.89	5.45	5.25
Russell 3000 Index	23.81	13.86	12.54
S&P 500 Index	25.02	14.52	13.10
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
MSCI World ex-U.S. Index-NR	4.70	5.10	5.26
Linked Allocation VIP Fund Benchmark†	11.09	6.84	7.59
[11]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 552,882,562
Holdings Count | $ / shares	1,089	[12]
Advisory Fees Paid, Amount	$ 3,013,238
Investment Company Portfolio Turnover	53.38%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$552,882,562
Total Number of Portfolio Holdings*	1,089
Total Management Fee Paid	$3,013,238
Portfolio Turnover Rate	53.38%
[12]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin DynaTech VIP Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin DynaTech VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$100	0.87%
[13],[14]
Expenses Paid, Amount	$ 100	[13]
Expense Ratio, Percent	0.87%	[13]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 2 shares of Franklin DynaTech VIP Fund returned 30.44%. The Fund compares its performance to the Russell 1000 Growth Index and the S&P 500 Index, which returned 33.36% and 25.02%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and an underweight in the industrials sector due to a position in Axon Enterprise. The company, which provides technology products for law enforcement agencies, has benefited from robust growth in its artificial intelligence (AI) and cloud services businesses.

↑
NVIDIA, a graphics, compute and networking solutions provider and generative AI leader within the IT sector, was a top contributor on an individual basis to both absolute and relative returns. The company’s semiconductor chips are supplying a massive wave of computer and data center upgrades and have made advanced AI possible.

↑
Microsoft, a software and technology company within the software industry, as the company continued to innovate and expand its products, particularly in cloud computing and AI. The growth of Azure, its cloud platform, and the integration of AI into various products contributed to the software giant’s growth.

Top detractors from performance:
↓
Stock selection hindered relative returns in the IT sector. Shares of Dutch chip equipment supplier ASML Holding came under pressure following company comments about a weakening demand in China, which historically has been a large part of its business. ASML is the sole manufacturer of extreme ultraviolet lithography machines that are essential in creating advanced chips for AI.

↓
MongoDB, a distributed document-database developer within the IT services industry, struggled over the period. The company lowered its full-year revenue forecast saying that economic conditions were hurting its ability to sign up new customers and get existing ones to expand purchases.

↓
Tesla, an electric car manufacturer within the consumer discretionary sector, as an underweight to the benchmark limited our exposure to the stock’s rally following the presidential election victory for Donald Trump as many investors believe the company stands to benefit from a new economic and regulatory framework.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 2	30.44	13.64	12.67
Russell 3000 Index	23.81	13.86	12.54
Russell 1000 Growth Index	33.36	18.95	16.77
S&P 500 Index	25.02	14.52	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 179,025,940
Holdings Count | $ / shares	130	[15]
Advisory Fees Paid, Amount	$ 980,399
Investment Company Portfolio Turnover	21.64%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$179,025,940
Total Number of Portfolio Holdings*	130
Total Management Fee Paid	$980,399
Portfolio Turnover Rate	21.64%
[15]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin DynaTech VIP Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin DynaTech VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$112	0.97%
[16],[17]
Expenses Paid, Amount	$ 112	[16]
Expense Ratio, Percent	0.97%	[16]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 4 shares of Franklin DynaTech VIP Fund returned 30.29%. The Fund compares its performance to the Russell 1000 Growth Index and the S&P 500 Index, which returned 33.36% and 25.02%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and an underweight in the industrials sector due to a position in Axon Enterprise. The company, which provides technology products for law enforcement agencies, has benefited from robust growth in its artificial intelligence (AI) and cloud services businesses.

↑
NVIDIA, a graphics, compute and networking solutions provider and generative AI leader within the IT sector, was a top contributor on an individual basis to both absolute and relative returns. The company’s semiconductor chips are supplying a massive wave of computer and data center upgrades and have made advanced AI possible.

↑
Microsoft, a software and technology company within the software industry, as the company continued to innovate and expand its products, particularly in cloud computing and AI. The growth of Azure, its cloud platform, and the integration of AI into various products contributed to the software giant’s growth.

Top detractors from performance:
↓
Stock selection hindered relative returns in the IT sector. Shares of Dutch chip equipment supplier ASML Holding came under pressure following company comments about a weakening demand in China, which historically has been a large part of its business. ASML is the sole manufacturer of extreme ultraviolet lithography machines that are essential in creating advanced chips for AI.

↓
MongoDB, a distributed document-database developer within the IT services industry, struggled over the period. The company lowered its full-year revenue forecast saying that economic conditions were hurting its ability to sign up new customers and get existing ones to expand purchases.

↓
Tesla, an electric car manufacturer within the consumer discretionary sector, as an underweight to the benchmark limited our exposure to the stock’s rally following the presidential election victory for Donald Trump as many investors believe the company stands to benefit from a new economic and regulatory framework.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 4	30.29	13.52	12.57
Russell 3000 Index	23.81	13.86	12.54
Russell 1000 Growth Index	33.36	18.95	16.77
S&P 500 Index	25.02	14.52	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 179,025,940
Holdings Count | $ / shares	130	[18]
Advisory Fees Paid, Amount	$ 980,399
Investment Company Portfolio Turnover	21.64%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$179,025,940
Total Number of Portfolio Holdings*	130
Total Management Fee Paid	$980,399
Portfolio Turnover Rate	21.64%
[18]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Global Real Estate VIP Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Global Real Estate VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 1 shares of Franklin Global Real Estate VIP Fund returned 0.03%. The Fund compares its performance to the FTSE EPRA/NAREIT Developed Index, which returned 1.99% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
By subsector, health care, office space and industrials were top contributors. Helping relative performance within the health care property subsector were American Healthcare REIT and Welltower, owners and operators of senior housing as limited new supply of senior housing has been a tailwind for these companies.

↑
The industrial property subsector benefited from a position in Australia-listed Goodman Group, an owner, manager and developer of industrial real estate globally. The company upgraded its fiscal year 2024 guidance as it continued to show growth in its data center pipeline. The company also was included in the FTSE/EPRA NAREIT Global Real Estate Index Series, which added to the stock’s increase over the period.

↑	Camden Property Trust, within the residential property subsector, saw shares boosted by elevated demand for multifamily housing driven by strong job growth.

Top detractors from performance:
↓
Stock selection in the residential property, storage property and diversified property subsectors. Unite Group PLC (UTG) and Boardwalk Real Estate Investment Trust (REIT) were leading detractors in the residential property subsector. The broader macro-economic environment proved challenging for UTG, the owner and manager of student housing in the U.K. The shares of Boardwalk REIT were pressured by concerns that changes in immigration policy in Canada would weigh on future demand and therefore rental growth.

↓	Mitsubishi Estate (Japan) in the diversified property subsector underperformed as sentiment toward Japanese developers soured on concerns over Japanese monetary policy.
↓	Rexford Industrial Realty (U.S.) in the industrial property subsector struggled with lagging rent growth in its Los Angeles market as well as capital allocation headwinds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 1	0.03	-0.04	2.56
MSCI All Country World Index-NR	17.49	10.06	9.23
FTSE EPRA/NAREIT Developed Index	1.99	-0.03	3.20

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 102,663,382
Holdings Count | $ / shares	63	[19]
Advisory Fees Paid, Amount	$ 986,631
Investment Company Portfolio Turnover	38.41%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$102,663,382
Total Number of Portfolio Holdings*	63
Total Management Fee Paid	$986,631
Portfolio Turnover Rate	38.41%
[19]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Global Real Estate VIP Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Global Real Estate VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 2 shares of Franklin Global Real Estate VIP Fund returned -0.32%. The Fund compares its performance to the FTSE EPRA/NAREIT Developed Index, which returned 1.99% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
By subsector, health care, office space and industrials were top contributors. Helping relative performance within the health care property subsector were American Healthcare REIT and Welltower, owners and operators of senior housing as limited new supply of senior housing has been a tailwind for these companies.

↑
The industrial property subsector benefited from a position in Australia-listed Goodman Group, an owner, manager and developer of industrial real estate globally. The company upgraded its fiscal year 2024 guidance as it continued to show growth in its data center pipeline. The company also was included in the FTSE/EPRA NAREIT Global Real Estate Index Series, which added to the stock’s increase over the period.

↑	Camden Property Trust, within the residential property subsector, saw shares boosted by elevated demand for multifamily housing driven by strong job growth.

Top detractors from performance:
↓
Stock selection in the residential property, storage property and diversified property subsectors. Unite Group PLC (UTG) and Boardwalk Real Estate Investment Trust (REIT) were leading detractors in the residential property subsector. The broader macro-economic environment proved challenging for UTG, the owner and manager of student housing in the U.K. The shares of Boardwalk REIT were pressured by concerns that changes in immigration policy in Canada would weigh on future demand and therefore rental growth.

↓	Mitsubishi Estate (Japan) in the diversified property subsector underperformed as sentiment toward Japanese developers soured on concerns over Japanese monetary policy.
↓	Rexford Industrial Realty (U.S.) in the industrial property subsector struggled with lagging rent growth in its Los Angeles market as well as capital allocation headwinds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 2	-0.32	-0.30	2.30
MSCI All Country World Index-NR	17.49	10.06	9.23
FTSE EPRA/NAREIT Developed Index	1.99	-0.03	3.20

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 102,663,382
Holdings Count | $ / shares	63	[20]
Advisory Fees Paid, Amount	$ 986,631
Investment Company Portfolio Turnover	38.41%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$102,663,382
Total Number of Portfolio Holdings*	63
Total Management Fee Paid	$986,631
Portfolio Turnover Rate	38.41%
[20]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Growth and Income VIP Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Growth and Income VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$64	0.59%
[21],[22]
Expenses Paid, Amount	$ 64	[21]
Expense Ratio, Percent	0.59%	[21]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 1 shares of Franklin Growth and Income VIP Fund returned 18.49%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 14.37% and 25.02%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Financials, information technology (IT) and industrials sectors.
↑
JPMorgan Chase, a financial services company within the financials sector, supported, in part, by growing capital markets activity, higher interest rates, overall healthy economy and a more favorable view of the outlook for financial companies after the November 2024 election.

↑	Broadcom, which designs, develops and supplies a broad range of semiconductor and infrastructure software solutions within the IT sector, as strong artificial intelligence (AI) demand drove revenue.
↑	Oracle, a software and database company within the IT sector, as semiconductor-related companies tied to the memory-chip industry experienced significant growth over the period from the AI boom.

Top detractors from performance:
↓	Materials sector, which saw a modest decline.
↓	United Parcel Service (UPS), a package delivery company, was an individual stock detractor within the industrials sector, struggled with higher costs and lower volumes.
↓
Merck & Co., a drugmaker, was an individual stock detractor within the health care sector, saw shares decline as 2024 profit guidance fell due to headwinds in China and disappointing sales from several key products.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 1	18.49	9.93	9.59
Russell 3000 Index	23.81	13.86	12.54
Russell 1000 Value Index	14.37	8.68	8.48
S&P 500 Index	25.02	14.52	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 52,090,388
Holdings Count | $ / shares	86	[23]
Advisory Fees Paid, Amount	$ 239,767
Investment Company Portfolio Turnover	32.59%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$52,090,388
Total Number of Portfolio Holdings*	86
Total Management Fee Paid	$239,767
Portfolio Turnover Rate	32.59%
[23]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, Todd Brighton stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Growth and Income VIP Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Growth and Income VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$92	0.84%
[24],[25]
Expenses Paid, Amount	$ 92	[24]
Expense Ratio, Percent	0.84%	[24]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 2 shares of Franklin Growth and Income VIP Fund returned 17.99%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 14.37% and 25.02%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Financials, information technology (IT) and industrials sectors.
↑
JPMorgan Chase, a financial services company within the financials sector, supported, in part, by growing capital markets activity, higher interest rates, overall healthy economy and a more favorable view of the outlook for financial companies after the November 2024 election.

↑	Broadcom, which designs, develops and supplies a broad range of semiconductor and infrastructure software solutions within the IT sector, as strong artificial intelligence (AI) demand drove revenue.
↑	Oracle, a software and database company within the IT sector, as semiconductor-related companies tied to the memory-chip industry experienced significant growth over the period from the AI boom.

Top detractors from performance:
↓	Materials sector, which saw a modest decline.
↓	United Parcel Service (UPS), a package delivery company, was an individual stock detractor within the industrials sector, struggled with higher costs and lower volumes.
↓
Merck & Co., a drugmaker, was an individual stock detractor within the health care sector, saw shares decline as 2024 profit guidance fell due to headwinds in China and disappointing sales from several key products.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 2	17.99	9.63	9.30
Russell 3000 Index	23.81	13.86	12.54
Russell 1000 Value Index	14.37	8.68	8.48
S&P 500 Index	25.02	14.52	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 52,090,388
Holdings Count | $ / shares	86	[26]
Advisory Fees Paid, Amount	$ 239,767
Investment Company Portfolio Turnover	32.59%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$52,090,388
Total Number of Portfolio Holdings*	86
Total Management Fee Paid	$239,767
Portfolio Turnover Rate	32.59%
[26]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, Todd Brighton stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Income VIP Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Income VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$48	0.46%
[27],[28]
Expenses Paid, Amount	$ 48	[27]
Expense Ratio, Percent	0.46%	[27]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months December 31, 2024, Class 1 shares of Franklin Income VIP Fund returned 7.46%. The Fund compares its performance to the S&P 500 Index and the Blended Benchmark†, which returned 25.02% and 8.09%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Health care, information technology (IT), and energy sectors led absolute fixed income returns during the period. Top contributors within these respective sectors were Community Health Systems, CommScope Holding, and Calumet.

↑
Among equities, returns were driven by the financials, utilities, and industrials sectors. On an individual issuer basis, Bank of America, Federal National Mortgage Association, and Texas Instruments added value.

↑
Selection within IT and energy assisted relative fixed income returns, as did an underweight allocation to securitized products. Equity returns benefited from selection within financials and an overweight allocation to utilities.

Top detractors from performance:
↓	U.S. Treasuries (USTs), Multiplan and Ardagh Holdings detracted from fixed income returns within the health care and materials sectors, respectively.
↓	Equity performance was hindered by the health care sector. CVS Health detracted within health care, while Intel and Microchip Technology weakened returns within IT.
↓
Overweight positioning and selection among USTs, as well as within the consumer discretionary and financials sectors, hurt relative fixed income returns. Moreover, stock selection within IT, materials, and energy detracted from relative performance.

Use of derivatives and the impact on performance:
The Fund utilized UST futures to hedge duration positioning, equity-linked notes (ELNs) to generate investment income for the portfolio while maintaining prospects for capital appreciation, and equity put and call options to sell and reduce positions and/or initiate and add to positions. UST futures detracted from returns, while ELNs and equity put and call options contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 1	7.46	5.55	5.53
Russell 3000 Index	23.81	13.86	12.54
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
S&P 500 Index	25.02	14.52	13.10
Blended Benchmark†	8.09	4.65	6.18
[29]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 3,142,224,636
Holdings Count | $ / shares	268	[30]
Advisory Fees Paid, Amount	$ 14,334,034
Investment Company Portfolio Turnover	39.80%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,142,224,636
Total Number of Portfolio Holdings*	268
Total Management Fee Paid	$14,334,034
Portfolio Turnover Rate	39.80%
[30]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Income VIP Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Income VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$74	0.71%
[31],[32]
Expenses Paid, Amount	$ 74	[31]
Expense Ratio, Percent	0.71%	[31]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months December 31, 2024, Class 2 shares of Franklin Income VIP Fund returned 7.20%. The Fund compares its performance to the S&P 500 Index and the Blended Benchmark†, which returned 25.02% and 8.09%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Health care, information technology (IT), and energy sectors led absolute fixed income returns during the period. Top contributors within these respective sectors were Community Health Systems, CommScope Holding, and Calumet.

↑
Among equities, returns were driven by the financials, utilities, and industrials sectors. On an individual issuer basis, Bank of America, Federal National Mortgage Association, and Texas Instruments added value.

↑
Selection within IT and energy assisted relative fixed income returns, as did an underweight allocation to securitized products. Equity returns benefited from selection within financials and an overweight allocation to utilities.

Top detractors from performance:
↓	U.S. Treasuries (USTs), Multiplan and Ardagh Holdings detracted from fixed income returns within the health care and materials sectors, respectively.
↓	Equity performance was hindered by the health care sector. CVS Health detracted within health care, while Intel and Microchip Technology weakened returns within IT.
↓
Overweight positioning and selection among USTs, as well as within the consumer discretionary and financials sectors, hurt relative fixed income returns. Moreover, stock selection within IT, materials, and energy detracted from relative performance.

Use of derivatives and the impact on performance:
The Fund utilized UST futures to hedge duration positioning, equity-linked notes (ELNs) to generate investment income for the portfolio while maintaining prospects for capital appreciation, and equity put and call options to sell and reduce positions and/or initiate and add to positions. UST futures detracted from returns, while ELNs and equity put and call options contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 2	7.20	5.29	5.27
Russell 3000 Index	23.81	13.86	12.54
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
S&P 500 Index	25.02	14.52	13.10
Blended Benchmark†	8.09	4.65	6.18
[33]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 3,142,224,636
Holdings Count | $ / shares	268	[34]
Advisory Fees Paid, Amount	$ 14,334,034
Investment Company Portfolio Turnover	39.80%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,142,224,636
Total Number of Portfolio Holdings*	268
Total Management Fee Paid	$14,334,034
Portfolio Turnover Rate	39.80%
[34]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Income VIP Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Income VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$84	0.81%
[35],[36]
Expenses Paid, Amount	$ 84	[35]
Expense Ratio, Percent	0.81%	[35]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months December 31, 2024, Class 4 shares of Franklin Income VIP Fund returned 7.08%. The Fund compares its performance to the S&P 500 Index and the Blended Benchmark†, which returned 25.02% and 8.09%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Health care, information technology (IT), and energy sectors led absolute fixed income returns during the period. Top contributors within these respective sectors were Community Health Systems, CommScope Holding, and Calumet.

↑
Among equities, returns were driven by the financials, utilities, and industrials sectors. On an individual issuer basis, Bank of America, Federal National Mortgage Association, and Texas Instruments added value.

↑
Selection within IT and energy assisted relative fixed income returns, as did an underweight allocation to securitized products. Equity returns benefited from selection within financials and an overweight allocation to utilities.

Top detractors from performance:
↓	U.S. Treasuries (USTs), Multiplan and Ardagh Holdings detracted from fixed income returns within the health care and materials sectors, respectively.
↓	Equity performance was hindered by the health care sector. CVS Health detracted within health care, while Intel and Microchip Technology weakened returns within IT.
↓
Overweight positioning and selection among USTs, as well as within the consumer discretionary and financials sectors, hurt relative fixed income returns. Moreover, stock selection within IT, materials, and energy detracted from relative performance.

Use of derivatives and the impact on performance:
The Fund utilized UST futures to hedge duration positioning, equity-linked notes (ELNs) to generate investment income for the portfolio while maintaining prospects for capital appreciation, and equity put and call options to sell and reduce positions and/or initiate and add to positions. UST futures detracted from returns, while ELNs and equity put and call options contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 4	7.08	5.17	5.16
Russell 3000 Index	23.81	13.86	12.54
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
S&P 500 Index	25.02	14.52	13.10
Blended Benchmark†	8.09	4.65	6.18
[37]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 3,142,224,636
Holdings Count | $ / shares	268	[38]
Advisory Fees Paid, Amount	$ 14,334,034
Investment Company Portfolio Turnover	39.80%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,142,224,636
Total Number of Portfolio Holdings*	268
Total Management Fee Paid	$14,334,034
Portfolio Turnover Rate	39.80%
[38]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Large Cap Growth VIP Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Large Cap Growth VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$93	0.82%
[39],[40]
Expenses Paid, Amount	$ 93	[39]
Expense Ratio, Percent	0.82%	[39]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 1 shares of Franklin Large Cap Growth VIP Fund returned 26.67%. The Fund compares its performance to the S&P 500 Index and the Russell 1000 Growth Index, which returned 25.02% and 33.36%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in industrials was the top sector contributor to relative returns largely due to a position in Axon Enterprise. The company, which provides technology products for law enforcement agencies, has been benefiting from strong growth in its artificial intelligence (AI) and cloud services businesses.

↑	The communication services sector also boosted relative returns, with Meta Platforms, a social media giant, significantly contributing as the company expanded more rapidly than the digital ad market.
↑
NVIDIA, a chipmaker, graphics and networking solutions provider within the IT sector, as the company has been supplying a massive wave of computer and data-center upgrades that have made advanced AI possible.

Top detractors from performance:
↓
MongoDB, a distributed document-database developer within the IT services industry, struggled over the period and weighed on relative performance. The company lowered its full-year revenue forecast saying that economic conditions were hurting its ability to sign-up new customers and get existing ones to expand purchases.

↓
Monolithic Power Systems, power controller specialist within the IT sector, declined and dampened relative returns. The company indicated that competitive pressures would increase in 2025, which weighed on its stock.

↓
Tesla, an electric car manufacturer within the consumer discretionary sector, as an underweight to the benchmark limited our exposure to the stock’s rally following the results of the November 2024 presidential election as many investors believe the company stands to benefit from new economic and regulatory framework.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 1	26.67	13.70	12.99
Russell 3000 Index	23.81	13.86	12.54
S&P 500 Index	25.02	14.52	13.10
Russell 1000 Growth Index	33.36	18.95	16.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 98,674,930
Holdings Count | $ / shares	63	[41]
Advisory Fees Paid, Amount	$ 749,051
Investment Company Portfolio Turnover	17.17%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$98,674,930
Total Number of Portfolio Holdings*	63
Total Management Fee Paid	$749,051
Portfolio Turnover Rate	17.17%
[41]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Anthony Hardy was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Large Cap Growth VIP Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Large Cap Growth VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$121	1.07%
[42],[43]
Expenses Paid, Amount	$ 121	[42]
Expense Ratio, Percent	1.07%	[42]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 2 shares of Franklin Large Cap Growth VIP Fund returned 26.30%. The Fund compares its performance to the S&P 500 Index and the Russell 1000 Growth Index, which returned 25.02% and 33.36%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in industrials was the top sector contributor to relative returns largely due to a position in Axon Enterprise. The company, which provides technology products for law enforcement agencies, has been benefiting from strong growth in its artificial intelligence (AI) and cloud services businesses.

↑	The communication services sector also boosted relative returns, with Meta Platforms, a social media giant, significantly contributing as the company expanded more rapidly than the digital ad market.
↑
NVIDIA, a chipmaker, graphics and networking solutions provider within the IT sector, as the company has been supplying a massive wave of computer and data-center upgrades that have made advanced AI possible.

Top detractors from performance:
↓
MongoDB, a distributed document-database developer within the IT services industry, struggled over the period and weighed on relative performance. The company lowered its full-year revenue forecast saying that economic conditions were hurting its ability to sign-up new customers and get existing ones to expand purchases.

↓
Monolithic Power Systems, power controller specialist within the IT sector, declined and dampened relative returns. The company indicated that competitive pressures would increase in 2025, which weighed on its stock.

↓
Tesla, an electric car manufacturer within the consumer discretionary sector, as an underweight to the benchmark limited our exposure to the stock’s rally following the results of the November 2024 presidential election as many investors believe the company stands to benefit from new economic and regulatory framework.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 2	26.30	13.42	12.71
Russell 3000 Index	23.81	13.86	12.54
S&P 500 Index	25.02	14.52	13.10
Russell 1000 Growth Index	33.36	18.95	16.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 98,674,930
Holdings Count | $ / shares	63	[44]
Advisory Fees Paid, Amount	$ 749,051
Investment Company Portfolio Turnover	17.17%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$98,674,930
Total Number of Portfolio Holdings*	63
Total Management Fee Paid	$749,051
Portfolio Turnover Rate	17.17%
[44]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Anthony Hardy was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery VIP Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Global Discovery VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1[1]	$92	0.90%
[45]
Expenses Paid, Amount	$ 92	[45]
Expense Ratio, Percent	0.90%	[45]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 1 shares of Franklin Mutual Global Discovery VIP Fund returned 4.98%. The Fund compares its performance to the MSCI World Value Index-NR, which returned 11.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fiserv, a Payments firm, as its Clover business continues to see robust growth, driven by higher value-added services penetration.
↑	Tencent, China-based online firm, on a recovery in its gaming business, strong advertising growth and improved shareholder returns.
↑	DBS Group, a Singaporean bank, as earnings at the well-managed bank have been robust on growth in its commercial and consumer banking businesses.

Top detractors from performance:
↓	Samsung Electronics, South Korea-based consumer electronics company, as shares de-rated on concerns about execution at its DRAM business and adoption of its leading-edge high-bandwidth memory.
↓	CVS Health, a pharmacy and health care services provider, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	Humana, a U.S. managed care company, on higher medical costs at its Medicare Advantage business and a weaker earnings outlook.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts and currency futures contracts to hedge against currency risk. These derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 1	4.98	6.69	6.14
MSCI All Country World Index-NR	17.49	10.06	9.23
MSCI World Value Index-NR	11.47	6.97	6.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 29, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 403,745,097
Holdings Count | $ / shares	67	[46]
Advisory Fees Paid, Amount	$ 3,763,536
Investment Company Portfolio Turnover	33.69%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$403,745,097
Total Number of Portfolio Holdings*	67
Total Management Fee Paid	$3,763,536
Portfolio Turnover Rate	33.69%
[46]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 29, 2024, Katrina Dudley stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery VIP Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Global Discovery VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2[1]	$118	1.15%
[47]
Expenses Paid, Amount	$ 118	[47]
Expense Ratio, Percent	1.15%	[47]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 2 shares of Franklin Mutual Global Discovery VIP Fund returned 4.66%. The Fund compares its performance to the MSCI World Value Index-NR, which returned 11.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fiserv, a Payments firm, as its Clover business continues to see robust growth, driven by higher value-added services penetration.
↑	Tencent, China-based online firm, on a recovery in its gaming business, strong advertising growth and improved shareholder returns.
↑	DBS Group, a Singaporean bank, as earnings at the well-managed bank have been robust on growth in its commercial and consumer banking businesses.

Top detractors from performance:
↓	Samsung Electronics, South Korea-based consumer electronics company, as shares de-rated on concerns about execution at its DRAM business and adoption of its leading-edge high-bandwidth memory.
↓	CVS Health, a pharmacy and health care services provider, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	Humana, a U.S. managed care company, on higher medical costs at its Medicare Advantage business and a weaker earnings outlook.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts and currency futures contracts to hedge against currency risk. These derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 2	4.66	6.42	5.87
MSCI All Country World Index-NR	17.49	10.06	9.23
MSCI World Value Index-NR	11.47	6.97	6.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 29, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 403,745,097
Holdings Count | $ / shares	67	[48]
Advisory Fees Paid, Amount	$ 3,763,536
Investment Company Portfolio Turnover	33.69%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$403,745,097
Total Number of Portfolio Holdings*	67
Total Management Fee Paid	$3,763,536
Portfolio Turnover Rate	33.69%
[48]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 29, 2024, Katrina Dudley stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery VIP Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Global Discovery VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4[1]	$128	1.25%
[49]
Expenses Paid, Amount	$ 128	[49]
Expense Ratio, Percent	1.25%	[49]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 4 shares of Franklin Mutual Global Discovery VIP Fund returned 4.58%. The Fund compares its performance to the MSCI World Value Index-NR, which returned 11.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fiserv, a Payments firm, as its Clover business continues to see robust growth, driven by higher value-added services penetration.
↑	Tencent, China-based online firm, on a recovery in its gaming business, strong advertising growth and improved shareholder returns.
↑	DBS Group, a Singaporean bank, as earnings at the well-managed bank have been robust on growth in its commercial and consumer banking businesses.

Top detractors from performance:
↓	Samsung Electronics, South Korea-based consumer electronics company, as shares de-rated on concerns about execution at its DRAM business and adoption of its leading-edge high-bandwidth memory.
↓	CVS Health, a pharmacy and health care services provider, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	Humana, a U.S. managed care company, on higher medical costs at its Medicare Advantage business and a weaker earnings outlook.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts and currency futures contracts to hedge against currency risk. These derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 4	4.58	6.31	5.76
MSCI All Country World Index-NR	17.49	10.06	9.23
MSCI World Value Index-NR	11.47	6.97	6.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 29, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 403,745,097
Holdings Count | $ / shares	67	[50]
Advisory Fees Paid, Amount	$ 3,763,536
Investment Company Portfolio Turnover	33.69%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$403,745,097
Total Number of Portfolio Holdings*	67
Total Management Fee Paid	$3,763,536
Portfolio Turnover Rate	33.69%
[50]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 29, 2024, Katrina Dudley stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares VIP Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Shares VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1[1]	$73	0.69%
[51]
Expenses Paid, Amount	$ 73	[51]
Expense Ratio, Percent	0.69%	[51]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 1 shares of Franklin Mutual Shares VIP Fund returned 11.50%. The Fund compares its performance to the Russell 1000 Value Index, which returned 14.37% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Flex, a contract electronics manufacturer in the information technology sector, benefited from spending trends in artificial intelligence (AI) and strong recent financial results.
↑	Fiserv, a payments firm in the financials sector, as its Clover business continued to see robust growth, driven by higher value-added services penetration.
↑	Apollo Global Management, an alternative asset manager in the financials sector, on robust origination and optimism about investor demand for private credit.

Top detractors from performance:
↓	CVS Health, a pharmacy and health care services provider in the health care sector, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	Humana, a U.S. managed care company in the health care sector, on higher medical costs at its Medicare Advantage business and a weaker earnings outlook.
↓	Schlumberger (SLB), an oilfield services firm in the energy sector, amid both weaker oil prices and softer North American results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 1	11.50	6.01	6.10
Russell 3000 Index	23.81	13.86	12.54
Russell 1000 Value Index	14.37	8.68	8.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 2,000,010,414
Holdings Count | $ / shares	70	[52]
Advisory Fees Paid, Amount	$ 14,186,945
Investment Company Portfolio Turnover	32.95%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,000,010,414
Total Number of Portfolio Holdings*	70
Total Management Fee Paid	$14,186,945
Portfolio Turnover Rate	32.95%
[52]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares VIP Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Shares VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2[1]	$99	0.94%
[53]
Expenses Paid, Amount	$ 99	[53]
Expense Ratio, Percent	0.94%	[53]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 2 shares of Franklin Mutual Shares VIP Fund returned 11.27%. The Fund compares its performance to the Russell 1000 Value Index, which returned 14.37% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Flex, a contract electronics manufacturer in the information technology sector, benefited from spending trends in artificial intelligence (AI) and strong recent financial results.
↑	Fiserv, a payments firm in the financials sector, as its Clover business continued to see robust growth, driven by higher value-added services penetration.
↑	Apollo Global Management, an alternative asset manager in the financials sector, on robust origination and optimism about investor demand for private credit.

Top detractors from performance:
↓	CVS Health, a pharmacy and health care services provider in the health care sector, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	Humana, a U.S. managed care company in the health care sector, on higher medical costs at its Medicare Advantage business and a weaker earnings outlook.
↓	Schlumberger (SLB), an oilfield services firm in the energy sector, amid both weaker oil prices and softer North American results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 2	11.27	5.75	5.83
Russell 3000 Index	23.81	13.86	12.54
Russell 1000 Value Index	14.37	8.68	8.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 2,000,010,414
Holdings Count | $ / shares	70	[54]
Advisory Fees Paid, Amount	$ 14,186,945
Investment Company Portfolio Turnover	32.95%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,000,010,414
Total Number of Portfolio Holdings*	70
Total Management Fee Paid	$14,186,945
Portfolio Turnover Rate	32.95%
[54]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares VIP Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Shares VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4[1]	$110	1.04%
[55]
Expenses Paid, Amount	$ 110	[55]
Expense Ratio, Percent	1.04%	[55]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 4 shares of Franklin Mutual Shares VIP Fund returned 11.16%. The Fund compares its performance to the Russell 1000 Value Index, which returned 14.37% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Flex, a contract electronics manufacturer in the information technology sector, benefited from spending trends in artificial intelligence (AI) and strong recent financial results.
↑	Fiserv, a payments firm in the financials sector, as its Clover business continued to see robust growth, driven by higher value-added services penetration.
↑	Apollo Global Management, an alternative asset manager in the financials sector, on robust origination and optimism about investor demand for private credit.

Top detractors from performance:
↓	CVS Health, a pharmacy and health care services provider in the health care sector, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	Humana, a U.S. managed care company in the health care sector, on higher medical costs at its Medicare Advantage business and a weaker earnings outlook.
↓	Schlumberger (SLB), an oilfield services firm in the energy sector, amid both weaker oil prices and softer North American results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 4	11.16	5.64	5.72
Russell 3000 Index	23.81	13.86	12.54
Russell 1000 Value Index	14.37	8.68	8.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 2,000,010,414
Holdings Count | $ / shares	70	[56]
Advisory Fees Paid, Amount	$ 14,186,945
Investment Company Portfolio Turnover	32.95%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,000,010,414
Total Number of Portfolio Holdings*	70
Total Management Fee Paid	$14,186,945
Portfolio Turnover Rate	32.95%
[56]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Rising Dividends VIP Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Rising Dividends VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$66	0.63%
[57],[58]
Expenses Paid, Amount	$ 66	[57]
Expense Ratio, Percent	0.63%	[57]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 1 shares of Franklin Rising Dividends VIP Fund returned 11.04%. The Fund compares its performance to the S&P 500 Index, which returned 25.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Walmart, a retailing giant in the consumer staples sector, saw its shares climb to all-time highs as the company’s wide offering and strong value proposition appealed to consumers amidst economic uncertainty. It repeatedly reported same-store sales growth that drove better-than-expected revenue and profit growth, bolstered by growth in e-commerce sales and its higher-margin advertising business.

↑
Broadcom, a semiconductor and software giant in the information technology (IT) sector, as its share price more than doubled across 2024, capped by a December increase following a robust earnings report that featured surging artificial intelligence (AI)-related revenues. Beyond AI demand and upside, improving non-AI revenue helped drive upward revisions to guidance.

↑
RTX, an aerospace and defense manufacturer in the industrials sector, benefited from sales growth and improved profitability and cash flow amid strong global demand. RTX’s early 2024 annual projections underscored adequate containment of an earlier engine recall on Airbus jets. It raised guidance in the second and third quarters, supported by growth in the commercial aerospace aftermarket and defense businesses. The company’s significant backlog and legal settlements also supported shares.

Top detractors from performance:
↓
Lack of exposure to several heavily weighted, growth- and technology-oriented index constituents, especially chipmaker Nvidia. The stock, which continued its sharp rally amid surging growth and optimism around AI, did not meet the Fund’s dividend growth criteria.

↓
Roper Technologies, a diversified software company in the IT sector, declined amid weaker demand and delayed contract renewals from key customers and industries, reflecting their caution amid uncertainty around economic growth and the high cost of financing.

↓
Nike, a footwear and apparel maker in the consumer discretionary sector, saw weakening demand and intensifying competition. The company reduced its outlook, announced a comprehensive restructuring and named a new CEO over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 1	11.04	10.57	10.72
Russell 3000 Index	23.81	13.86	12.54
S&P 500 Index	25.02	14.52	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,504,397,859
Holdings Count | $ / shares	59	[59]
Advisory Fees Paid, Amount	$ 9,331,689
Investment Company Portfolio Turnover	15.36%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,504,397,859
Total Number of Portfolio Holdings*	59
Total Management Fee Paid	$9,331,689
Portfolio Turnover Rate	15.36%
[59]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Nicholas P. B. Getaz stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Rising Dividends VIP Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Rising Dividends VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$93	0.88%
[60],[61]
Expenses Paid, Amount	$ 93	[60]
Expense Ratio, Percent	0.88%	[60]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 2 shares of Franklin Rising Dividends VIP Fund returned 10.79%. The Fund compares its performance to the S&P 500 Index, which returned 25.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Walmart, a retailing giant in the consumer staples sector, saw its shares climb to all-time highs as the company’s wide offering and strong value proposition appealed to consumers amidst economic uncertainty. It repeatedly reported same-store sales growth that drove better-than-expected revenue and profit growth, bolstered by growth in e-commerce sales and its higher-margin advertising business.

↑
Broadcom, a semiconductor and software giant in the information technology (IT) sector, as its share price more than doubled across 2024, capped by a December increase following a robust earnings report that featured surging artificial intelligence (AI)-related revenues. Beyond AI demand and upside, improving non-AI revenue helped drive upward revisions to guidance.

↑
RTX, an aerospace and defense manufacturer in the industrials sector, benefited from sales growth and improved profitability and cash flow amid strong global demand. RTX’s early 2024 annual projections underscored adequate containment of an earlier engine recall on Airbus jets. It raised guidance in the second and third quarters, supported by growth in the commercial aerospace aftermarket and defense businesses. The company’s significant backlog and legal settlements also supported shares.

Top detractors from performance:
↓
Lack of exposure to several heavily weighted, growth- and technology-oriented index constituents, especially chipmaker Nvidia. The stock, which continued its sharp rally amid surging growth and optimism around AI, did not meet the Fund’s dividend growth criteria.

↓
Roper Technologies, a diversified software company in the IT sector, declined amid weaker demand and delayed contract renewals from key customers and industries, reflecting their caution amid uncertainty around economic growth and the high cost of financing.

↓
Nike, a footwear and apparel maker in the consumer discretionary sector, saw weakening demand and intensifying competition. The company reduced its outlook, announced a comprehensive restructuring and named a new CEO over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 2	10.79	10.30	10.44
Russell 3000 Index	23.81	13.86	12.54
S&P 500 Index	25.02	14.52	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,504,397,859
Holdings Count | $ / shares	59	[62]
Advisory Fees Paid, Amount	$ 9,331,689
Investment Company Portfolio Turnover	15.36%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,504,397,859
Total Number of Portfolio Holdings*	59
Total Management Fee Paid	$9,331,689
Portfolio Turnover Rate	15.36%
[62]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Nicholas P. B. Getaz stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Rising Dividends VIP Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Rising Dividends VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$103	0.98%
[63],[64]
Expenses Paid, Amount	$ 103	[63]
Expense Ratio, Percent	0.98%	[63]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 4 shares of Franklin Rising Dividends VIP Fund returned 10.68%. The Fund compares its performance to the S&P 500 Index, which returned 25.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Walmart, a retailing giant in the consumer staples sector, saw its shares climb to all-time highs as the company’s wide offering and strong value proposition appealed to consumers amidst economic uncertainty. It repeatedly reported same-store sales growth that drove better-than-expected revenue and profit growth, bolstered by growth in e-commerce sales and its higher-margin advertising business.

↑
Broadcom, a semiconductor and software giant in the information technology (IT) sector, as its share price more than doubled across 2024, capped by a December increase following a robust earnings report that featured surging artificial intelligence (AI)-related revenues. Beyond AI demand and upside, improving non-AI revenue helped drive upward revisions to guidance.

↑
RTX, an aerospace and defense manufacturer in the industrials sector, benefited from sales growth and improved profitability and cash flow amid strong global demand. RTX’s early 2024 annual projections underscored adequate containment of an earlier engine recall on Airbus jets. It raised guidance in the second and third quarters, supported by growth in the commercial aerospace aftermarket and defense businesses. The company’s significant backlog and legal settlements also supported shares.

Top detractors from performance:
↓
Lack of exposure to several heavily weighted, growth- and technology-oriented index constituents, especially chipmaker Nvidia. The stock, which continued its sharp rally amid surging growth and optimism around AI, did not meet the Fund’s dividend growth criteria.

↓
Roper Technologies, a diversified software company in the IT sector, declined amid weaker demand and delayed contract renewals from key customers and industries, reflecting their caution amid uncertainty around economic growth and the high cost of financing.

↓
Nike, a footwear and apparel maker in the consumer discretionary sector, saw weakening demand and intensifying competition. The company reduced its outlook, announced a comprehensive restructuring and named a new CEO over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 4	10.68	10.19	10.33
Russell 3000 Index	23.81	13.86	12.54
S&P 500 Index	25.02	14.52	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,504,397,859
Holdings Count | $ / shares	59	[65]
Advisory Fees Paid, Amount	$ 9,331,689
Investment Company Portfolio Turnover	15.36%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,504,397,859
Total Number of Portfolio Holdings*	59
Total Management Fee Paid	$9,331,689
Portfolio Turnover Rate	15.36%
[65]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Nicholas P. B. Getaz stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Value VIP Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Small Cap Value VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$69	0.65%
[66],[67]
Expenses Paid, Amount	$ 69	[66]
Expense Ratio, Percent	0.65%	[66]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 1 shares of Franklin Small Cap Value VIP Fund returned 12.01%. The Fund compares its performance to the Russell 2000 Value Index, which returned 8.05% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Brinker, a restaurant operator, as brand momentum improved, and it saw strong traffic trends at its core Chili’s restaurants.
↑	ACI Worldwide, a payments company, due to improving demand and a large share repurchase program.
↑	Primoris Services, an engineering and construction firm, after posting stronger bookings and backlog growth.

Top detractors from performance:
↓	John Wood, a U.K.-based energy services company, after its acquisition by a Middle Eastern company fell through.
↓	Veren, a Canada-based oil and gas producer, amid weak oil price due to concerns about global demand.
↓	Vestis, a uniform rental company after it lowered full-year guidance and long-term targets due to customer attrition.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 1	12.01	8.63	8.44
Russell 3000 Index	23.81	13.86	12.54
Russell 2000 Value Index	8.05	7.29	7.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,138,953,925
Holdings Count | $ / shares	82	[68]
Advisory Fees Paid, Amount	$ 7,171,723
Investment Company Portfolio Turnover	58.70%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,138,953,925
Total Number of Portfolio Holdings*	82
Total Management Fee Paid	$7,171,723
Portfolio Turnover Rate	58.70%
[68]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Value VIP Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Small Cap Value VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$95	0.90%
[69],[70]
Expenses Paid, Amount	$ 95	[69]
Expense Ratio, Percent	0.90%	[69]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 2 shares of Franklin Small Cap Value VIP Fund returned 11.71%. The Fund compares its performance to the Russell 2000 Value Index, which returned 8.05% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Brinker, a restaurant operator, as brand momentum improved, and it saw strong traffic trends at its core Chili’s restaurants.
↑	ACI Worldwide, a payments company, due to improving demand and a large share repurchase program.
↑	Primoris Services, an engineering and construction firm, after posting stronger bookings and backlog growth.

Top detractors from performance:
↓	John Wood, a U.K.-based energy services company, after its acquisition by a Middle Eastern company fell through.
↓	Veren, a Canada-based oil and gas producer, amid weak oil price due to concerns about global demand.
↓	Vestis, a uniform rental company after it lowered full-year guidance and long-term targets due to customer attrition.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 2	11.71	8.36	8.17
Russell 3000 Index	23.81	13.86	12.54
Russell 2000 Value Index	8.05	7.29	7.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,138,953,925
Holdings Count | $ / shares	82	[71]
Advisory Fees Paid, Amount	$ 7,171,723
Investment Company Portfolio Turnover	58.70%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,138,953,925
Total Number of Portfolio Holdings*	82
Total Management Fee Paid	$7,171,723
Portfolio Turnover Rate	58.70%
[71]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Value VIP Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Small Cap Value VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$106	1.00%
[72],[73]
Expenses Paid, Amount	$ 106	[72]
Expense Ratio, Percent	1.00%	[72]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 4 shares of Franklin Small Cap Value VIP Fund returned 11.60%. The Fund compares its performance to the Russell 2000 Value Index, which returned 8.05% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Brinker, a restaurant operator, as brand momentum improved, and it saw strong traffic trends at its core Chili’s restaurants.
↑	ACI Worldwide, a payments company, due to improving demand and a large share repurchase program.
↑	Primoris Services, an engineering and construction firm, after posting stronger bookings and backlog growth.

Top detractors from performance:
↓	John Wood, a U.K.-based energy services company, after its acquisition by a Middle Eastern company fell through.
↓	Veren, a Canada-based oil and gas producer, amid weak oil price due to concerns about global demand.
↓	Vestis, a uniform rental company after it lowered full-year guidance and long-term targets due to customer attrition.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 4	11.60	8.27	8.07
Russell 3000 Index	23.81	13.86	12.54
Russell 2000 Value Index	8.05	7.29	7.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,138,953,925
Holdings Count | $ / shares	82	[74]
Advisory Fees Paid, Amount	$ 7,171,723
Investment Company Portfolio Turnover	58.70%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,138,953,925
Total Number of Portfolio Holdings*	82
Total Management Fee Paid	$7,171,723
Portfolio Turnover Rate	58.70%
[74]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Small-Mid Cap Growth VIP Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Small-Mid Cap Growth VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$87	0.82%
[75],[76]
Expenses Paid, Amount	$ 87	[75]
Expense Ratio, Percent	0.82%	[75]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 1 shares of Franklin Small-Mid Cap Growth VIP Fund returned 11.31%. The Fund compares its performance to the Russell Midcap Growth Index and the S&P 500 Index, which returned 22.10% and 25.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in industrials was the top sector contributor to relative returns largely due to a position in Axon Enterprise. The company, which provides technology products for law enforcement agencies, has been benefiting from strong growth in its artificial intelligence (AI) and cloud services businesses.

↑
CAVA Group, an owner and operator of restaurant chains within the consumer discretionary sector, was a leading driver of relative performance as the company had an impressive year with growth driven by its successful expansion and strong sales performance.

↑
DoorDash, an on-demand food delivery company within the consumer discretionary sector, as its operational improvements and strategic growth resulted in the company’s first positive net income since it went public in December 2020.

Top detractors from performance:
↓
AppLovin, a mobile technology company that helps developers optimize advertising performance and maximize revenue within the IT sector, as a significant underweight compared to the benchmark was a leading source of negative relative results. The company saw its stock price surge, reaching an all-time high in November 2024.

↓	Vistra, a power generation-focused company within the utilities sector, as underweight compared to the benchmark hindered returns.
↓
Five Below, a discount retailer with the consumer discretionary sector, as its shares experienced a decline over the period. Setbacks included the exit of its chief executive officer in July 2024, declining same store sales and increased competition.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 1	11.31	10.03	9.60
Russell 3000 Index	23.81	13.86	12.54
Russell Midcap Growth Index	22.10	11.47	11.54
S&P 500 Index	25.02	14.52	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 439,512,878
Holdings Count | $ / shares	99	[77]
Advisory Fees Paid, Amount	$ 3,491,518
Investment Company Portfolio Turnover	31.76%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$439,512,878
Total Number of Portfolio Holdings*	99
Total Management Fee Paid	$3,491,518
Portfolio Turnover Rate	31.76%
[77]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jennifer Chen was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Small-Mid Cap Growth VIP Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Small-Mid Cap Growth VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$113	1.07%
[78],[79]
Expenses Paid, Amount	$ 113	[78]
Expense Ratio, Percent	1.07%	[78]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 2 shares of Franklin Small-Mid Cap Growth VIP Fund returned 11.04%. The Fund compares its performance to the Russell Midcap Growth Index and the S&P 500 Index, which returned 22.10% and 25.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in industrials was the top sector contributor to relative returns largely due to a position in Axon Enterprise. The company, which provides technology products for law enforcement agencies, has been benefiting from strong growth in its artificial intelligence (AI) and cloud services businesses.

↑
CAVA Group, an owner and operator of restaurant chains within the consumer discretionary sector, was a leading driver of relative performance as the company had an impressive year with growth driven by its successful expansion and strong sales performance.

↑
DoorDash, an on-demand food delivery company within the consumer discretionary sector, as its operational improvements and strategic growth resulted in the company’s first positive net income since it went public in December 2020.

Top detractors from performance:
↓
AppLovin, a mobile technology company that helps developers optimize advertising performance and maximize revenue within the IT sector, as a significant underweight compared to the benchmark was a leading source of negative relative results. The company saw its stock price surge, reaching an all-time high in November 2024.

↓	Vistra, a power generation-focused company within the utilities sector, as underweight compared to the benchmark hindered returns.
↓
Five Below, a discount retailer with the consumer discretionary sector, as its shares experienced a decline over the period. Setbacks included the exit of its chief executive officer in July 2024, declining same store sales and increased competition.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 2	11.04	9.75	9.32
Russell 3000 Index	23.81	13.86	12.54
Russell Midcap Growth Index	22.10	11.47	11.54
S&P 500 Index	25.02	14.52	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 439,512,878
Holdings Count | $ / shares	99	[80]
Advisory Fees Paid, Amount	$ 3,491,518
Investment Company Portfolio Turnover	31.76%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$439,512,878
Total Number of Portfolio Holdings*	99
Total Management Fee Paid	$3,491,518
Portfolio Turnover Rate	31.76%
[80]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jennifer Chen was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Small-Mid Cap Growth VIP Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Small-Mid Cap Growth VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$123	1.17%
[81],[82]
Expenses Paid, Amount	$ 123	[81]
Expense Ratio, Percent	1.17%	[81]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 4 shares of Franklin Small-Mid Cap Growth VIP Fund returned 10.89%. The Fund compares its performance to the Russell Midcap Growth Index and the S&P 500 Index, which returned 22.10% and 25.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in industrials was the top sector contributor to relative returns largely due to a position in Axon Enterprise. The company, which provides technology products for law enforcement agencies, has been benefiting from strong growth in its artificial intelligence (AI) and cloud services businesses.

↑
CAVA Group, an owner and operator of restaurant chains within the consumer discretionary sector, was a leading driver of relative performance as the company had an impressive year with growth driven by its successful expansion and strong sales performance.

↑
DoorDash, an on-demand food delivery company within the consumer discretionary sector, as its operational improvements and strategic growth resulted in the company’s first positive net income since it went public in December 2020.

Top detractors from performance:
↓
AppLovin, a mobile technology company that helps developers optimize advertising performance and maximize revenue within the IT sector, as a significant underweight compared to the benchmark was a leading source of negative relative results. The company saw its stock price surge, reaching an all-time high in November 2024.

↓	Vistra, a power generation-focused company within the utilities sector, as underweight compared to the benchmark hindered returns.
↓
Five Below, a discount retailer with the consumer discretionary sector, as its shares experienced a decline over the period. Setbacks included the exit of its chief executive officer in July 2024, declining same store sales and increased competition.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 4	10.89	9.64	9.21
Russell 3000 Index	23.81	13.86	12.54
Russell Midcap Growth Index	22.10	11.47	11.54
S&P 500 Index	25.02	14.52	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 439,512,878
Holdings Count | $ / shares	99	[83]
Advisory Fees Paid, Amount	$ 3,491,518
Investment Company Portfolio Turnover	31.76%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$439,512,878
Total Number of Portfolio Holdings*	99
Total Management Fee Paid	$3,491,518
Portfolio Turnover Rate	31.76%
[83]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jennifer Chen was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Strategic Income VIP Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Strategic Income VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$80	0.78%
[84],[85]
Expenses Paid, Amount	$ 80	[84]
Expense Ratio, Percent	0.78%	[84]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 1 shares of Franklin Strategic Income VIP Fund returned 4.32%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.S. duration positioning contributed to performance, driven primarily by exposure to 10-, 20- and 30-year portions of the curve.
↑	Exposure to investment-grade and high-yield corporate credits, and collateralized loan obligations benefited results, as did overweight allocation to senior secured floating-rate bank loans.
↑
Overweight allocation to non-agency mortgage-backed securities, Treasury Inflation-Protected Securities (TIPS) and non-U.S. emerging market debt contributed to performance, as did security selection in sovereign developed and emerging-market debts.

Top detractors from performance:
↓	Exposure to agency mortgage-backed securities detracted from results.
↓	Security selection in senior-secured floating-rate bank loans hindered performance.
↓	Allocation to taxable municipal bonds and delegated underwriting and servicing instruments detracted from results, as did security selection in TIPS.
Use of derivatives and the impact on performance:
The Fund utilized swap contracts for hedging purposes, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 1	4.32	1.44	2.24
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 275,527,580
Holdings Count | $ / shares	619	[86]
Advisory Fees Paid, Amount	$ 1,775,008
Investment Company Portfolio Turnover	86.89%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$275,527,580
Total Number of Portfolio Holdings*	619
Total Management Fee Paid	$1,775,008
Portfolio Turnover Rate	86.89%
[86]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Michael V. Salm was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Strategic Income VIP Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Strategic Income VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$105	1.03%
[87],[88]
Expenses Paid, Amount	$ 105	[87]
Expense Ratio, Percent	1.03%	[87]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 2 shares of Franklin Strategic Income VIP Fund returned 4.02%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.S. duration positioning contributed to performance, driven primarily by exposure to 10-, 20- and 30-year portions of the curve.
↑	Exposure to investment-grade and high-yield corporate credits, and collateralized loan obligations benefited results, as did overweight allocation to senior secured floating-rate bank loans.
↑
Overweight allocation to non-agency mortgage-backed securities, Treasury Inflation-Protected Securities (TIPS) and non-U.S. emerging market debt contributed to performance, as did security selection in sovereign developed and emerging-market debts.

Top detractors from performance:
↓	Exposure to agency mortgage-backed securities detracted from results.
↓	Security selection in senior-secured floating-rate bank loans hindered performance.
↓	Allocation to taxable municipal bonds and delegated underwriting and servicing instruments detracted from results, as did security selection in TIPS.
Use of derivatives and the impact on performance:
The Fund utilized swap contracts for hedging purposes, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 2	4.02	1.19	1.98
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 275,527,580
Holdings Count | $ / shares	619	[89]
Advisory Fees Paid, Amount	$ 1,775,008
Investment Company Portfolio Turnover	86.89%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$275,527,580
Total Number of Portfolio Holdings*	619
Total Management Fee Paid	$1,775,008
Portfolio Turnover Rate	86.89%
[89]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Michael V. Salm was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Strategic Income VIP Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Strategic Income VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$115	1.13%
[90],[91]
Expenses Paid, Amount	$ 115	[90]
Expense Ratio, Percent	1.13%	[90]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 4 shares of Franklin Strategic Income VIP Fund returned 3.98%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.S. duration positioning contributed to performance, driven primarily by exposure to 10-, 20- and 30-year portions of the curve.
↑	Exposure to investment-grade and high-yield corporate credits, and collateralized loan obligations benefited results, as did overweight allocation to senior secured floating-rate bank loans.
↑
Overweight allocation to non-agency mortgage-backed securities, Treasury Inflation-Protected Securities (TIPS) and non-U.S. emerging market debt contributed to performance, as did security selection in sovereign developed and emerging-market debts.

Top detractors from performance:
↓	Exposure to agency mortgage-backed securities detracted from results.
↓	Security selection in senior-secured floating-rate bank loans hindered performance.
↓	Allocation to taxable municipal bonds and delegated underwriting and servicing instruments detracted from results, as did security selection in TIPS.
Use of derivatives and the impact on performance:
The Fund utilized swap contracts for hedging purposes, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 4	3.98	1.09	1.89
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 275,527,580
Holdings Count | $ / shares	619	[92]
Advisory Fees Paid, Amount	$ 1,775,008
Investment Company Portfolio Turnover	86.89%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$275,527,580
Total Number of Portfolio Holdings*	619
Total Management Fee Paid	$1,775,008
Portfolio Turnover Rate	86.89%
[92]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Michael V. Salm was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Securities VIP Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Government Securities VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1[1]	$53	0.53%
[93]
Expenses Paid, Amount	$ 53	[93]
Expense Ratio, Percent	0.53%	[93]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 1 shares of Franklin U.S. Government Securities VIP Fund returned 1.50%. The Fund compares its performance to the Bloomberg U.S. Government - Intermediate Index, which returned 2.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to agency mortgage-backed securities and adjustable-rate mortgage securities contributed to performance.
↑	Allocation to Treasury Inflation-Protected Securities and delegated underwriting and servicing mortgage-backed securities benefited results.

Top detractors from performance:
↓	Yield-curve positioning detracted from performance, mainly from exposure to 10- and 20-year portions of the curve as yields increased.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 1	1.50	-0.29	0.77
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Bloomberg U.S. Government - Intermediate Index	2.44	0.49	1.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 522,644,065
Holdings Count | $ / shares	689	[94]
Advisory Fees Paid, Amount	$ 2,685,794
Investment Company Portfolio Turnover	11.16%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$522,644,065
Total Number of Portfolio Holdings*	689
Total Management Fee Paid	$2,685,794
Portfolio Turnover Rate	11.16%
[94]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jatin Misra and Michael V. Salm were added as portfolio managers of the Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Securities VIP Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Government Securities VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2[1]	$79	0.78%
[95]
Expenses Paid, Amount	$ 79	[95]
Expense Ratio, Percent	0.78%	[95]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 2 shares of Franklin U.S. Government Securities VIP Fund returned 1.37%. The Fund compares its performance to the Bloomberg U.S. Government - Intermediate Index, which returned 2.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to agency mortgage-backed securities and adjustable-rate mortgage securities contributed to performance.
↑	Allocation to Treasury Inflation-Protected Securities and delegated underwriting and servicing mortgage-backed securities benefited results.

Top detractors from performance:
↓	Yield-curve positioning detracted from performance, mainly from exposure to 10- and 20-year portions of the curve as yields increased.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 2	1.37	-0.52	0.53
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Bloomberg U.S. Government - Intermediate Index	2.44	0.49	1.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 522,644,065
Holdings Count | $ / shares	689	[96]
Advisory Fees Paid, Amount	$ 2,685,794
Investment Company Portfolio Turnover	11.16%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$522,644,065
Total Number of Portfolio Holdings*	689
Total Management Fee Paid	$2,685,794
Portfolio Turnover Rate	11.16%
[96]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jatin Misra and Michael V. Salm were added as portfolio managers of the Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin VolSmart Allocation VIP Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin VolSmart Allocation VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$69	0.65%
[97],[98]
Expenses Paid, Amount	$ 69	[97]
Expense Ratio, Percent	0.65%	[97]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 1 shares of Franklin VolSmart Allocation VIP Fund returned 11.80%. The Fund compares its performance to the S&P 500 Index, the Bloomberg U.S. Aggregate Index and the Blended Benchmark†, which returned 25.02%, 1.25% and 15.53%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Cross-asset allocation positioning, in aggregate, contributed to relative performance with an overweight allocation to equities and underweight to fixed income.
↑	Selection in fixed income supported performance. Franklin Core Bond strategy was a contributor, driven by its duration positioning.

Top detractors from performance:
↓	Selection in equities hindered performance. Franklin Rising Dividends strategy was a relative detractor as its focus on dividend-paying stocks fell out of favor for much of the period.
↓	Franklin Income Fund detracted primarily due to its equity exposure, while its fixed income allocation limited the decline.
↓	In equities, Franklin U.S. Smart Beta strategy detracted due in part to sector positioning.
Use of derivatives and the impact on performance:
The Fund utilized future contracts and swap contracts to hedge against currency risk. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 1	11.80	8.49	6.83
Russell 3000 Index	23.81	13.86	12.54
S&P 500 Index	25.02	14.52	13.10
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Blended Benchmark†	15.53	9.01	8.67
[99]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 140,570,401
Holdings Count | $ / shares	254	[100]
Advisory Fees Paid, Amount	$ 903,058
Investment Company Portfolio Turnover	34.51%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$140,570,401
Total Number of Portfolio Holdings*	254
Total Management Fee Paid	$903,058
Portfolio Turnover Rate	34.51%
[100]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Amritha Kasturirangan and Nayan Sheth were added as portfolio managers of the rising dividends strategy of the Fund and Nicholas P. B. Getaz stepped down as portfolio manager of the rising dividends strategy of the Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin VolSmart Allocation VIP Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin VolSmart Allocation VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$95	0.90%
[101],[102]
Expenses Paid, Amount	$ 95	[101]
Expense Ratio, Percent	0.90%	[101]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 2 shares of Franklin VolSmart Allocation VIP Fund returned 11.66%. The Fund compares its performance to the S&P 500 Index, the Bloomberg U.S. Aggregate Index and the Blended Benchmark†, which returned 25.02%, 1.25% and 15.53%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Cross-asset allocation positioning, in aggregate, contributed to relative performance with an overweight allocation to equities and underweight to fixed income.
↑	Selection in fixed income supported performance. Franklin Core Bond strategy was a contributor, driven by its duration positioning.

Top detractors from performance:
↓	Selection in equities hindered performance. Franklin Rising Dividends strategy was a relative detractor as its focus on dividend-paying stocks fell out of favor for much of the period.
↓	Franklin Income Fund detracted primarily due to its equity exposure, while its fixed income allocation limited the decline.
↓	In equities, Franklin U.S. Smart Beta strategy detracted due in part to sector positioning.
Use of derivatives and the impact on performance:
The Fund utilized future contracts and swap contracts to hedge against currency risk. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 2	11.66	8.54	6.80
Russell 3000 Index	23.81	13.86	12.54
S&P 500 Index	25.02	14.52	13.10
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Blended Benchmark†	15.53	9.01	8.67
[103]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 140,570,401
Holdings Count | $ / shares	254	[104]
Advisory Fees Paid, Amount	$ 903,058
Investment Company Portfolio Turnover	34.51%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$140,570,401
Total Number of Portfolio Holdings*	254
Total Management Fee Paid	$903,058
Portfolio Turnover Rate	34.51%
[104]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Amritha Kasturirangan and Nayan Sheth were added as portfolio managers of the rising dividends strategy of the Fund and Nicholas P. B. Getaz stepped down as portfolio manager of the rising dividends strategy of the Fund.
The net expense ratio increased during the period primarily due to an increase in distribution fees.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 5
Shareholder Report [Line Items]
Fund Name	Franklin VolSmart Allocation VIP Fund
Class Name	Class 5
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin VolSmart Allocation VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 5[1]	$85	0.80%
[105],[106]
Expenses Paid, Amount	$ 85	[105]
Expense Ratio, Percent	0.80%	[105]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 5 shares of Franklin VolSmart Allocation VIP Fund returned 11.68%. The Fund compares its performance to the S&P 500 Index, the Bloomberg U.S. Aggregate Index and the Blended Benchmark†, which returned 25.02%, 1.25% and 15.53%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Cross-asset allocation positioning, in aggregate, contributed to relative performance with an overweight allocation to equities and underweight to fixed income.
↑	Selection in fixed income supported performance. Franklin Core Bond strategy was a contributor, driven by its duration positioning.

Top detractors from performance:
↓	Selection in equities hindered performance. Franklin Rising Dividends strategy was a relative detractor as its focus on dividend-paying stocks fell out of favor for much of the period.
↓	Franklin Income Fund detracted primarily due to its equity exposure, while its fixed income allocation limited the decline.
↓	In equities, Franklin U.S. Smart Beta strategy detracted due in part to sector positioning.
Use of derivatives and the impact on performance:
The Fund utilized future contracts and swap contracts to hedge against currency risk. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 5	11.68	8.42	6.80
Russell 3000 Index	23.81	13.86	12.54
S&P 500 Index	25.02	14.52	13.10
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Blended Benchmark†	15.53	9.01	8.67
[107]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 140,570,401
Holdings Count | $ / shares	254	[108]
Advisory Fees Paid, Amount	$ 903,058
Investment Company Portfolio Turnover	34.51%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$140,570,401
Total Number of Portfolio Holdings*	254
Total Management Fee Paid	$903,058
Portfolio Turnover Rate	34.51%
[108]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Amritha Kasturirangan and Nayan Sheth were added as portfolio managers of the rising dividends strategy of the Fund and Nicholas P. B. Getaz stepped down as portfolio manager of the rising dividends strategy of the Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Templeton Developing Markets VIP Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Developing Markets VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$114	1.10%
[109],[110]
Expenses Paid, Amount	$ 114	[109]
Expense Ratio, Percent	1.10%	[109]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 1 shares of Templeton Developing Markets VIP Fund returned 7.98%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 7.50% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, information technology, consumer discretionary and financials were the largest absolute contributors.
↑	Geographically, Taiwan, China and India.
↑	TSMC, a Taiwanese semiconductor manufacturer, was the largest driver of performance driven by optimism on demand growth for artificial intelligence (AI) chips as well as strong quarterly results.

Top detractors from performance:
↓	By sector, materials, health care and industrials were the largest absolute detractors.
↓	Geographically, South Korea, Brazil and Mexico.
↓	Samsung Electronics, a South-Korean consumer electronics company, faced some challenges such as weakening chip prices and concerns that the company is lagging its rivals in the AI segment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 1	7.98	1.13	4.24
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80
MSCI Emerging Markets Index-NR	7.50	1.70	3.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 256,091,921
Holdings Count | $ / shares	83	[111]
Advisory Fees Paid, Amount	$ 2,736,871
Investment Company Portfolio Turnover	18.66%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$256,091,921
Total Number of Portfolio Holdings*	83
Total Management Fee Paid	$2,736,871
Portfolio Turnover Rate	18.66%
[111]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Templeton Developing Markets VIP Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Developing Markets VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$140	1.35%
[112],[113]
Expenses Paid, Amount	$ 140	[112]
Expense Ratio, Percent	1.35%	[112]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 2 shares of Templeton Developing Markets VIP Fund returned 7.67%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 7.50% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, information technology, consumer discretionary and financials were the largest absolute contributors.
↑	Geographically, Taiwan, China and India.
↑	TSMC, a Taiwanese semiconductor manufacturer, was the largest driver of performance driven by optimism on demand growth for artificial intelligence (AI) chips as well as strong quarterly results.

Top detractors from performance:
↓	By sector, materials, health care and industrials were the largest absolute detractors.
↓	Geographically, South Korea, Brazil and Mexico.
↓	Samsung Electronics, a South-Korean consumer electronics company, faced some challenges such as weakening chip prices and concerns that the company is lagging its rivals in the AI segment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 2	7.67	0.88	3.98
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80
MSCI Emerging Markets Index-NR	7.50	1.70	3.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 256,091,921
Holdings Count | $ / shares	83	[114]
Advisory Fees Paid, Amount	$ 2,736,871
Investment Company Portfolio Turnover	18.66%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$256,091,921
Total Number of Portfolio Holdings*	83
Total Management Fee Paid	$2,736,871
Portfolio Turnover Rate	18.66%
[114]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Templeton Developing Markets VIP Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Developing Markets VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$150	1.45%
[115],[116]
Expenses Paid, Amount	$ 150	[115]
Expense Ratio, Percent	1.45%	[115]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 4 shares of Templeton Developing Markets VIP Fund returned 7.51%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 7.50% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, information technology, consumer discretionary and financials were the largest absolute contributors.
↑	Geographically, Taiwan, China and India.
↑	TSMC, a Taiwanese semiconductor manufacturer, was the largest driver of performance driven by optimism on demand growth for artificial intelligence (AI) chips as well as strong quarterly results.

Top detractors from performance:
↓	By sector, materials, health care and industrials were the largest absolute detractors.
↓	Geographically, South Korea, Brazil and Mexico.
↓	Samsung Electronics, a South-Korean consumer electronics company, faced some challenges such as weakening chip prices and concerns that the company is lagging its rivals in the AI segment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 4	7.51	0.78	3.88
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80
MSCI Emerging Markets Index-NR	7.50	1.70	3.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 256,091,921
Holdings Count | $ / shares	83	[117]
Advisory Fees Paid, Amount	$ 2,736,871
Investment Company Portfolio Turnover	18.66%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$256,091,921
Total Number of Portfolio Holdings*	83
Total Management Fee Paid	$2,736,871
Portfolio Turnover Rate	18.66%
[117]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Templeton Foreign VIP Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Foreign VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$80	0.80%
[118],[119]
Expenses Paid, Amount	$ 80	[118]
Expense Ratio, Percent	0.80%	[118]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 1 shares of Templeton Foreign VIP Fund returned -0.79%. The Fund compares its performance to the MSCI All Country World ex-U.S. Index-NR, which returned 5.53% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the materials and financials sectors and an underweight in the consumer staples sector contributed to relative performance for the year. In materials, we continued to favor construction materials firms offering strong economic and secular tailwinds as well as packaging companies and industrial metals firms that, in our analysis, have sound balance sheets, good cost positions and upside exposure to structural demand drivers such as electrification and the green energy transition.

↑
Lack of exposure to Latin America and stock selection in Japan. We continued to favor Japanese companies that, in our view, benefited from domestic tailwinds such as corporate reforms to boost returns on shareholder equity.

↑	Standard Chartered (U.K.), Taiwan Semiconductor (Taiwan), Sumitomo Mitsui Financial Group (Japan), CRH (Ireland) KB Financial Group (South Korea).

Top detractors from performance:
↓
Stock selection in the consumer discretionary, information technology (IT) and industrials sectors detracted from relative performance. In IT, the portfolio was focused on semiconductor companies that we believed would benefit from stronger demand for artificial intelligence, electric vehicles and green energy. We also maintained holdings in semiconductor capital equipment companies that make the tools needed to enable the production of chips.

↓	Stock selection in Asia ex-Japan, particularly South Korea, was geographically the largest detractor from relative performance.
↓	Samsung Electronics (South Korea), Forvia (France), LG Chem (South Korea), Adecco Group (Switzerland) and Kering (France).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 1	-0.79	2.86	2.64
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 790,476,948
Holdings Count | $ / shares	43	[120]
Advisory Fees Paid, Amount	$ 6,773,119
Investment Company Portfolio Turnover	25.29%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$790,476,948
Total Number of Portfolio Holdings*	43
Total Management Fee Paid	$6,773,119
Portfolio Turnover Rate	25.29%
[120]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Templeton Foreign VIP Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Foreign VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$104	1.05%
[121],[122]
Expenses Paid, Amount	$ 104	[121]
Expense Ratio, Percent	1.05%	[121]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 2 shares of Templeton Foreign VIP Fund returned -1.00%. The Fund compares its performance to the MSCI All Country World ex-U.S. Index-NR, which returned 5.53% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the materials and financials sectors and an underweight in the consumer staples sector contributed to relative performance for the year. In materials, we continued to favor construction materials firms offering strong economic and secular tailwinds as well as packaging companies and industrial metals firms that, in our analysis, have sound balance sheets, good cost positions and upside exposure to structural demand drivers such as electrification and the green energy transition.

↑
Lack of exposure to Latin America and stock selection in Japan. We continued to favor Japanese companies that, in our view, benefited from domestic tailwinds such as corporate reforms to boost returns on shareholder equity.

↑	Standard Chartered (U.K.), Taiwan Semiconductor (Taiwan), Sumitomo Mitsui Financial Group (Japan), CRH (Ireland) KB Financial Group (South Korea).

Top detractors from performance:
↓
Stock selection in the consumer discretionary, information technology (IT) and industrials sectors detracted from relative performance. In IT, the portfolio was focused on semiconductor companies that we believed would benefit from stronger demand for artificial intelligence, electric vehicles and green energy. We also maintained holdings in semiconductor capital equipment companies that make the tools needed to enable the production of chips.

↓	Stock selection in Asia ex-Japan, particularly South Korea, was geographically the largest detractor from relative performance.
↓	Samsung Electronics (South Korea), Forvia (France), LG Chem (South Korea), Adecco Group (Switzerland) and Kering (France).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 2	-1.00	2.60	2.38
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 790,476,948
Holdings Count | $ / shares	43	[123]
Advisory Fees Paid, Amount	$ 6,773,119
Investment Company Portfolio Turnover	25.29%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$790,476,948
Total Number of Portfolio Holdings*	43
Total Management Fee Paid	$6,773,119
Portfolio Turnover Rate	25.29%
[123]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Templeton Foreign VIP Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Foreign VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$114	1.15%
[124],[125]
Expenses Paid, Amount	$ 114	[124]
Expense Ratio, Percent	1.15%	[124]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 4 shares of Templeton Foreign VIP Fund returned -1.08%. The Fund compares its performance to the MSCI All Country World ex-U.S. Index-NR, which returned 5.53% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the materials and financials sectors and an underweight in the consumer staples sector contributed to relative performance for the year. In materials, we continued to favor construction materials firms offering strong economic and secular tailwinds as well as packaging companies and industrial metals firms that, in our analysis, have sound balance sheets, good cost positions and upside exposure to structural demand drivers such as electrification and the green energy transition.

↑
Lack of exposure to Latin America and stock selection in Japan. We continued to favor Japanese companies that, in our view, benefited from domestic tailwinds such as corporate reforms to boost returns on shareholder equity.

↑	Standard Chartered (U.K.), Taiwan Semiconductor (Taiwan), Sumitomo Mitsui Financial Group (Japan), CRH (Ireland) KB Financial Group (South Korea).

Top detractors from performance:
↓
Stock selection in the consumer discretionary, information technology (IT) and industrials sectors detracted from relative performance. In IT, the portfolio was focused on semiconductor companies that we believed would benefit from stronger demand for artificial intelligence, electric vehicles and green energy. We also maintained holdings in semiconductor capital equipment companies that make the tools needed to enable the production of chips.

↓	Stock selection in Asia ex-Japan, particularly South Korea, was geographically the largest detractor from relative performance.
↓	Samsung Electronics (South Korea), Forvia (France), LG Chem (South Korea), Adecco Group (Switzerland) and Kering (France).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 4	-1.08	2.50	2.28
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 790,476,948
Holdings Count | $ / shares	43	[126]
Advisory Fees Paid, Amount	$ 6,773,119
Investment Company Portfolio Turnover	25.29%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$790,476,948
Total Number of Portfolio Holdings*	43
Total Management Fee Paid	$6,773,119
Portfolio Turnover Rate	25.29%
[126]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Templeton Global Bond VIP Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Bond VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$45	0.48%
[127],[128]
Expenses Paid, Amount	$ 45	[127]
Expense Ratio, Percent	0.48%	[127]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 1 shares of Templeton Global Bond VIP Fund returned -11.13%. The Fund compares its performance to the JP Morgan Global Government Bond Index and the FTSE World Government Bond Index, which returned -3.65% and -2.87%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest-rate strategies contributed to absolute performance due to select exposures to countries in which bond yields fell over 2024. Select duration exposures in Asia and Africa contributed.
↑	Interest-rate strategies contributed to relative performance. Select overweighted duration exposures in Asia and Africa contributed.
↑	Among currencies, underweighted exposure to the euro contributed to relative returns.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected. Select positions in Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted.

↓	Within interest-rate strategies, duration exposure in Brazil detracted from absolute performance.
↓
Currency positions detracted from relative performance. Select overweighted positions in Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted. Within interest-rate strategies, overweighted duration exposure in Brazil and underweighted duration exposure in the U.S. also detracted from relative returns.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 1	-11.13	-4.60	-1.79
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
JP Morgan Global Government Bond Index	-3.65	-3.18	-0.54
FTSE World Government Bond Index	-2.87	-3.07	-0.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,365,215,396
Holdings Count | $ / shares	93	[129]
Advisory Fees Paid, Amount	$ 6,649,961
Investment Company Portfolio Turnover	37.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,365,215,396
Total Number of Portfolio Holdings*	93
Total Management Fee Paid	$6,649,961
Portfolio Turnover Rate	37.96%
[129]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Templeton Global Bond VIP Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Bond VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$69	0.73%
[130],[131]
Expenses Paid, Amount	$ 69	[130]
Expense Ratio, Percent	0.73%	[130]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 2 shares of Templeton Global Bond VIP Fund returned -11.37%. The Fund compares its performance to the JP Morgan Global Government Bond Index and the FTSE World Government Bond Index, which returned -3.65% and -2.87%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest-rate strategies contributed to absolute performance due to select exposures to countries in which bond yields fell over 2024. Select duration exposures in Asia and Africa contributed.
↑	Interest-rate strategies contributed to relative performance. Select overweighted duration exposures in Asia and Africa contributed.
↑	Among currencies, underweighted exposure to the euro contributed to relative returns.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected. Select positions in Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted.

↓	Within interest-rate strategies, duration exposure in Brazil detracted from absolute performance.
↓
Currency positions detracted from relative performance. Select overweighted positions in Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted. Within interest-rate strategies, overweighted duration exposure in Brazil and underweighted duration exposure in the U.S. also detracted from relative returns.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 2	-11.37	-4.85	-2.03
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
JP Morgan Global Government Bond Index	-3.65	-3.18	-0.54
FTSE World Government Bond Index	-2.87	-3.07	-0.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,365,215,396
Holdings Count | $ / shares	93	[132]
Advisory Fees Paid, Amount	$ 6,649,961
Investment Company Portfolio Turnover	37.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,365,215,396
Total Number of Portfolio Holdings*	93
Total Management Fee Paid	$6,649,961
Portfolio Turnover Rate	37.96%
[132]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Templeton Global Bond VIP Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Bond VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$78	0.83%
[133],[134]
Expenses Paid, Amount	$ 78	[133]
Expense Ratio, Percent	0.83%	[133]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 4 shares of Templeton Global Bond VIP Fund returned -11.42%. The Fund compares its performance to the JP Morgan Global Government Bond Index and the FTSE World Government Bond Index, which returned -3.65% and -2.87%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest-rate strategies contributed to absolute performance due to select exposures to countries in which bond yields fell over 2024. Select duration exposures in Asia and Africa contributed.
↑	Interest-rate strategies contributed to relative performance. Select overweighted duration exposures in Asia and Africa contributed.
↑	Among currencies, underweighted exposure to the euro contributed to relative returns.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected. Select positions in Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted.

↓	Within interest-rate strategies, duration exposure in Brazil detracted from absolute performance.
↓
Currency positions detracted from relative performance. Select overweighted positions in Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted. Within interest-rate strategies, overweighted duration exposure in Brazil and underweighted duration exposure in the U.S. also detracted from relative returns.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 4	-11.42	-4.93	-2.12
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
JP Morgan Global Government Bond Index	-3.65	-3.18	-0.54
FTSE World Government Bond Index	-2.87	-3.07	-0.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,365,215,396
Holdings Count | $ / shares	93	[135]
Advisory Fees Paid, Amount	$ 6,649,961
Investment Company Portfolio Turnover	37.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,365,215,396
Total Number of Portfolio Holdings*	93
Total Management Fee Paid	$6,649,961
Portfolio Turnover Rate	37.96%
[135]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Templeton Growth VIP Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Growth VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$89	0.87%
[136],[137]
Expenses Paid, Amount	$ 89	[136]
Expense Ratio, Percent	0.87%	[136]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 1 shares of Templeton Growth VIP Fund returned 5.70%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 17.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the industrials and financials sectors and lack of exposure to the real estate sector contributed to relative performance. In financials, the Fund’s bank holdings benefited from a post-U.S. presidential election rally as election results were considered favorable towards less regulation and eased concerns over antitrust scrutiny and capital requirements.

↑	Lack of exposure to Latin America and Australia contributed to relative performance. Geographical and sector weights are determined by bottom-up stock selection rather than any top-down macro views.
↑	Rolls-Royce Holdings (UK), Taiwan Semiconductor (Taiwan), GE Vernova (U.S.), Alphabet (U.S.) and Booking Holdings (U.S.).

Top detractors from performance:
↓
Stock selection and an underweight in the information technology sector was the primary detractor from relative performance, with limited exposure to rallying U.S. mega-cap tech stocks being a major headwind. Stock selection in the consumer discretionary and health care sectors also detracted.

↓	Stock selection and an underweight in the U.S. and stock selection and an overweight in the U.K. detracted from relative returns.
↓	Infineon (Germany), BP (U.K.), Union Pacific (U.S.), Meta Platforms (U.S.) and ICON (Ireland).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 1	5.70	4.86	4.34
MSCI All Country World Index-NR	17.49	10.06	9.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 351,194,262
Holdings Count | $ / shares	53	[138]
Advisory Fees Paid, Amount	$ 3,198,686
Investment Company Portfolio Turnover	51.62%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$351,194,262
Total Number of Portfolio Holdings*	53
Total Management Fee Paid	$3,198,686
Portfolio Turnover Rate	51.62%
[138]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 31, 2024, Templeton Asset Management, Ltd. was appointed as sub-adviser to the Fund.
In addition, effective March 31, 2024, Peter D. Sartori was added as a portfolio manager of the Fund and effective December 31, 2024, Peter M. Moeschter retired as portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Templeton Growth VIP Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Growth VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$115	1.12%
[139],[140]
Expenses Paid, Amount	$ 115	[139]
Expense Ratio, Percent	1.12%	[139]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 2 shares of Templeton Growth VIP Fund returned 5.40%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 17.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the industrials and financials sectors and lack of exposure to the real estate sector contributed to relative performance. In financials, the Fund’s bank holdings benefited from a post-U.S. presidential election rally as election results were considered favorable towards less regulation and eased concerns over antitrust scrutiny and capital requirements.

↑	Lack of exposure to Latin America and Australia contributed to relative performance. Geographical and sector weights are determined by bottom-up stock selection rather than any top-down macro views.
↑	Rolls-Royce Holdings (UK), Taiwan Semiconductor (Taiwan), GE Vernova (U.S.), Alphabet (U.S.) and Booking Holdings (U.S.).

Top detractors from performance:
↓
Stock selection and an underweight in the information technology sector was the primary detractor from relative performance, with limited exposure to rallying U.S. mega-cap tech stocks being a major headwind. Stock selection in the consumer discretionary and health care sectors also detracted.

↓	Stock selection and an underweight in the U.S. and stock selection and an overweight in the U.K. detracted from relative returns.
↓	Infineon (Germany), BP (U.K.), Union Pacific (U.S.), Meta Platforms (U.S.) and ICON (Ireland).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 2	5.40	4.60	4.08
MSCI All Country World Index-NR	17.49	10.06	9.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 351,194,262
Holdings Count | $ / shares	53	[141]
Advisory Fees Paid, Amount	$ 3,198,686
Investment Company Portfolio Turnover	51.62%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$351,194,262
Total Number of Portfolio Holdings*	53
Total Management Fee Paid	$3,198,686
Portfolio Turnover Rate	51.62%
[141]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 31, 2024, Templeton Asset Management, Ltd. was appointed as sub-adviser to the Fund.
In addition, effective March 31, 2024, Peter D. Sartori was added as a portfolio manager of the Fund and effective December 31, 2024, Peter M. Moeschter retired as portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Templeton Growth VIP Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Growth VIP Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$125	1.22%
[142],[143]
Expenses Paid, Amount	$ 125	[142]
Expense Ratio, Percent	1.22%	[142]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 4 shares of Templeton Growth VIP Fund returned 5.35%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 17.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the industrials and financials sectors and lack of exposure to the real estate sector contributed to relative performance. In financials, the Fund’s bank holdings benefited from a post-U.S. presidential election rally as election results were considered favorable towards less regulation and eased concerns over antitrust scrutiny and capital requirements.

↑	Lack of exposure to Latin America and Australia contributed to relative performance. Geographical and sector weights are determined by bottom-up stock selection rather than any top-down macro views.
↑	Rolls-Royce Holdings (UK), Taiwan Semiconductor (Taiwan), GE Vernova (U.S.), Alphabet (U.S.) and Booking Holdings (U.S.).

Top detractors from performance:
↓
Stock selection and an underweight in the information technology sector was the primary detractor from relative performance, with limited exposure to rallying U.S. mega-cap tech stocks being a major headwind. Stock selection in the consumer discretionary and health care sectors also detracted.

↓	Stock selection and an underweight in the U.S. and stock selection and an overweight in the U.K. detracted from relative returns.
↓	Infineon (Germany), BP (U.K.), Union Pacific (U.S.), Meta Platforms (U.S.) and ICON (Ireland).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 4	5.35	4.49	3.97
MSCI All Country World Index-NR	17.49	10.06	9.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 351,194,262
Holdings Count | $ / shares	53	[144]
Advisory Fees Paid, Amount	$ 3,198,686
Investment Company Portfolio Turnover	51.62%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$351,194,262
Total Number of Portfolio Holdings*	53
Total Management Fee Paid	$3,198,686
Portfolio Turnover Rate	51.62%
[144]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 31, 2024, Templeton Asset Management, Ltd. was appointed as sub-adviser to the Fund.
In addition, effective March 31, 2024, Peter D. Sartori was added as a portfolio manager of the Fund and effective December 31, 2024, Peter M. Moeschter retired as portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) 362-6243
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
†	The Linked Allocation VIP Fund Index is comprised of 50% S&P 500 Index, 33.33% MSCI World ex-US Index- NR, and 16.67% Bloomberg U.S. Aggregate Index from the Fund’s inception through April 30, 2019, followed by the performance of a blended index comprised of 40% S&P 500 Index, 40% Bloomberg U.S. Aggregate Index and 20% MSCI World ex-US Index-NR thereafter.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[6]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[7]
†	The Linked Allocation VIP Fund Index is comprised of 50% S&P 500 Index, 33.33% MSCI World ex-US Index- NR, and 16.67% Bloomberg U.S. Aggregate Index from the Fund’s inception through April 30, 2019, followed by the performance of a blended index comprised of 40% S&P 500 Index, 40% Bloomberg U.S. Aggregate Index and 20% MSCI World ex-US Index-NR thereafter.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	The Linked Allocation VIP Fund Index is comprised of 50% S&P 500 Index, 33.33% MSCI World ex-US Index- NR, and 16.67% Bloomberg U.S. Aggregate Index from the Fund’s inception through April 30, 2019, followed by the performance of a blended index comprised of 40% S&P 500 Index, 40% Bloomberg U.S. Aggregate Index and 20% MSCI World ex-US Index-NR thereafter.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[14]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[17]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[18]
*	Does not include derivatives, except purchased options, if any.

[19]
*	Does not include derivatives, except purchased options, if any.

[20]
*	Does not include derivatives, except purchased options, if any.

[21]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[22]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[23]
*	Does not include derivatives, except purchased options, if any.

[24]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[25]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[26]
*	Does not include derivatives, except purchased options, if any.

[27]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[28]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[29]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI USA High Dividend Yield Index, 25% Bloomberg U.S. High Yield Very Liquid Index and 25% Bloomberg U.S. Aggregate Index.

[30]
*	Does not include derivatives, except purchased options, if any.

[31]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[32]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[33]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI USA High Dividend Yield Index, 25% Bloomberg U.S. High Yield Very Liquid Index and 25% Bloomberg U.S. Aggregate Index.

[34]
*	Does not include derivatives, except purchased options, if any.

[35]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[36]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[37]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI USA High Dividend Yield Index, 25% Bloomberg U.S. High Yield Very Liquid Index and 25% Bloomberg U.S. Aggregate Index.

[38]
*	Does not include derivatives, except purchased options, if any.

[39]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[40]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[41]
*	Does not include derivatives, except purchased options, if any.

[42]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[43]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[44]
*	Does not include derivatives, except purchased options, if any.

[45]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[46]
*	Does not include derivatives, except purchased options, if any.

[47]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[48]
*	Does not include derivatives, except purchased options, if any.

[49]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[50]
*	Does not include derivatives, except purchased options, if any.

[51]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[52]
*	Does not include derivatives, except purchased options, if any.

[53]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[54]
*	Does not include derivatives, except purchased options, if any.

[55]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[56]
*	Does not include derivatives, except purchased options, if any.

[57]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[58]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[59]
*	Does not include derivatives, except purchased options, if any.

[60]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[61]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[62]
*	Does not include derivatives, except purchased options, if any.

[63]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[64]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[65]
*	Does not include derivatives, except purchased options, if any.

[66]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[67]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[68]
*	Does not include derivatives, except purchased options, if any.

[69]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[70]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[71]
*	Does not include derivatives, except purchased options, if any.

[72]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[73]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[74]
*	Does not include derivatives, except purchased options, if any.

[75]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[76]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[77]
*	Does not include derivatives, except purchased options, if any.

[78]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[79]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[80]
*	Does not include derivatives, except purchased options, if any.

[81]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[82]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[83]
*	Does not include derivatives, except purchased options, if any.

[84]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[85]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[86]
*	Does not include derivatives, except purchased options, if any.

[87]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[88]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[89]
*	Does not include derivatives, except purchased options, if any.

[90]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[91]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[92]
*	Does not include derivatives, except purchased options, if any.

[93]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[94]
*	Does not include derivatives, except purchased options, if any.

[95]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[96]
*	Does not include derivatives, except purchased options, if any.

[97]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[98]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[99]
†	The Fund’s Blended Benchmark is comprised of 60% S&P 500 Index; 30% Bloomberg U.S. Aggregate Index; and 10% Bloomberg 1-3 Month U.S. Treasury Bill Index.

[100]
*	Does not include derivatives, except purchased options, if any.

[101]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[102]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[103]
†	The Fund’s Blended Benchmark is comprised of 60% S&P 500 Index; 30% Bloomberg U.S. Aggregate Index; and 10% Bloomberg 1-3 Month U.S. Treasury Bill Index.

[104]
*	Does not include derivatives, except purchased options, if any.

[105]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[106]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[107]
†	The Fund’s Blended Benchmark is comprised of 60% S&P 500 Index; 30% Bloomberg U.S. Aggregate Index; and 10% Bloomberg 1-3 Month U.S. Treasury Bill Index.

[108]
*	Does not include derivatives, except purchased options, if any.

[109]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[110]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[111]
*	Does not include derivatives, except purchased options, if any.

[112]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[113]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[114]
*	Does not include derivatives, except purchased options, if any.

[115]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[116]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[117]
*	Does not include derivatives, except purchased options, if any.

[118]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[119]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[120]
*	Does not include derivatives, except purchased options, if any.

[121]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[122]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[123]
*	Does not include derivatives, except purchased options, if any.

[124]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[125]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[126]
*	Does not include derivatives, except purchased options, if any.

[127]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[128]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[129]
*	Does not include derivatives, except purchased options, if any.

[130]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[131]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[132]
*	Does not include derivatives, except purchased options, if any.

[133]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[134]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[135]
*	Does not include derivatives, except purchased options, if any.

[136]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[137]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[138]
*	Does not include derivatives, except purchased options, if any.

[139]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[140]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[141]
*	Does not include derivatives, except purchased options, if any.

[142]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[143]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[144]
*	Does not include derivatives, except purchased options, if any.